UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10001

                    OPPENHEIMER MAIN STREET OPPORTUNITY FUND
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: JULY 31
                                                 -------

                    Date of reporting period: APRIL 30, 2005
                                              --------------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.7%
-------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.1%
-------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.1%
Autoliv, Inc.                                                                35,700    $     1,579,725
-------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. 1                                                 85,700          1,017,259
-------------------------------------------------------------------------------------------------------
Midas, Inc. 2                                                                15,400            332,948
-------------------------------------------------------------------------------------------------------
Sauer-Danfoss, Inc.                                                          25,700            508,089
-------------------------------------------------------------------------------------------------------
Standard Motor Products, Inc.                                                 9,000             81,720
                                                                                       ----------------
                                                                                             3,519,741
-------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.3%
Ford Motor Co.                                                              737,600          6,719,536
-------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                        15,700            738,214
-------------------------------------------------------------------------------------------------------
Winnebago Industries, Inc.                                                    8,600            250,604
                                                                                       ----------------
                                                                                             7,708,354
-------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
Genuine Parts Co.                                                            23,800          1,021,020
-------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.0%
AFC Enterprises, Inc. 2                                                      12,400            334,800
-------------------------------------------------------------------------------------------------------
Ambassadors Group, Inc.                                                       5,700            190,551
-------------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc.                                                      21,200          1,045,160
-------------------------------------------------------------------------------------------------------
Applebee's International, Inc.                                               18,900            468,342
-------------------------------------------------------------------------------------------------------
Bob Evans Farms, Inc.                                                        45,300            924,120
-------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc. 2                                               117,400          2,342,130
-------------------------------------------------------------------------------------------------------
Carnival Corp.                                                               13,500            659,880
-------------------------------------------------------------------------------------------------------
CBRL Group, Inc.                                                             26,100          1,005,633
-------------------------------------------------------------------------------------------------------
CEC Entertainment, Inc. 2                                                    41,950          1,518,590
-------------------------------------------------------------------------------------------------------
Choice Hotels International, Inc.                                             9,300            562,836
-------------------------------------------------------------------------------------------------------
CKE Restaurants, Inc. 2                                                      66,700            989,828
-------------------------------------------------------------------------------------------------------
Darden Restaurants, Inc.                                                     71,700          2,151,000
-------------------------------------------------------------------------------------------------------
Dover Downs Gaming & Entertainment, Inc.                                     15,200            182,856
-------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                          38,700            844,821
-------------------------------------------------------------------------------------------------------
IHOP Corp.                                                                   15,800            646,220
-------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc. 2                                                48,500          1,171,760
-------------------------------------------------------------------------------------------------------
Jack in the Box, Inc. 2                                                      32,300          1,180,888
-------------------------------------------------------------------------------------------------------
La Quinta Corp. 2                                                            56,700            493,290
-------------------------------------------------------------------------------------------------------
Landry's Restaurants, Inc.                                                   17,500            455,000
-------------------------------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                                          37,700          2,365,675
-------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                            386,500         11,328,315
-------------------------------------------------------------------------------------------------------
MGM Mirage, Inc. 2                                                           81,500          5,689,515
-------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc. 2                                            10,800            599,616
-------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc. 2                                                 29,600            932,400
-------------------------------------------------------------------------------------------------------
Sonic Corp. 2                                                                14,500            464,580
-------------------------------------------------------------------------------------------------------
Starbucks Corp. 2                                                            32,000          1,584,640
-------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                    81,000          4,401,540
-------------------------------------------------------------------------------------------------------
Vail Resorts, Inc. 2                                                         36,100            933,907
-------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                                   2,700            115,911
-------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                           106,000          4,977,760
                                                                                       ----------------
                                                                                            50,561,564


1        |         OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.6%
Beazer Homes USA, Inc.                                                        5,500    $       250,800
-------------------------------------------------------------------------------------------------------
Blount International, Inc. 2                                                  1,200             17,772
-------------------------------------------------------------------------------------------------------
Brookfield Homes Corp.                                                        5,000            214,650
-------------------------------------------------------------------------------------------------------
Centex Corp.                                                                  9,000            519,480
-------------------------------------------------------------------------------------------------------
CSS Industries, Inc.                                                          1,360             44,159
-------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                            96,133          2,932,057
-------------------------------------------------------------------------------------------------------
Furniture Brands International, Inc.                                         42,700            827,526
-------------------------------------------------------------------------------------------------------
Interface, Inc., Cl. A 2                                                     16,000             96,000
-------------------------------------------------------------------------------------------------------
KB Home                                                                      30,800          1,755,600
-------------------------------------------------------------------------------------------------------
Kimball International, Inc., Cl. B                                            7,000             79,730
-------------------------------------------------------------------------------------------------------
Lennar Corp., Cl. A                                                          18,500            952,195
-------------------------------------------------------------------------------------------------------
MDC Holdings, Inc.                                                            9,000            588,420
-------------------------------------------------------------------------------------------------------
Mestek, Inc. 2                                                                2,300             51,888
-------------------------------------------------------------------------------------------------------
NVR, Inc. 2                                                                   1,300            933,855
-------------------------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                             8,000            571,600
-------------------------------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                                     31,600          1,940,240
-------------------------------------------------------------------------------------------------------
Standard Pacific Corp.                                                       15,600          1,117,116
-------------------------------------------------------------------------------------------------------
Stanley Furniture Co., Inc.                                                   4,300            179,955
-------------------------------------------------------------------------------------------------------
Toll Brothers, Inc. 2                                                         9,700            735,260
-------------------------------------------------------------------------------------------------------
Tupperware Corp.                                                             18,000            379,800
-------------------------------------------------------------------------------------------------------
WCI Communities, Inc. 2                                                       2,100             58,863
-------------------------------------------------------------------------------------------------------
Yankee Candle, Inc. (The) 2                                                  13,600            377,944
                                                                                       ----------------
                                                                                            14,624,910
-------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.1%
eBay, Inc. 2                                                                 42,400          1,345,352
-------------------------------------------------------------------------------------------------------
Insight Enterprises, Inc. 2                                                   5,100             92,310
-------------------------------------------------------------------------------------------------------
Stamps.com, Inc. 2                                                            4,500             86,985
                                                                                       ----------------
                                                                                             1,524,647
-------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Action Performance Cos., Inc.                                                18,300            193,797
-------------------------------------------------------------------------------------------------------
Eastman Kodak Co.                                                            54,500          1,362,500
-------------------------------------------------------------------------------------------------------
Marine Products Corp.                                                         5,500             72,050
-------------------------------------------------------------------------------------------------------
Marvel Enterprises, Inc. 2                                                    9,600            188,160
-------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                                 54,000            974,700
-------------------------------------------------------------------------------------------------------
Nautilus, Inc. 1                                                             33,400            830,324
-------------------------------------------------------------------------------------------------------
Polaris Industries, Inc.                                                     13,100            754,036
-------------------------------------------------------------------------------------------------------
SCP Pool Corp.                                                                2,300             74,934
-------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc. 2                                          2,600             78,546
                                                                                       ----------------
                                                                                             4,529,047
-------------------------------------------------------------------------------------------------------
MEDIA--2.0%
Arbitron, Inc.                                                               28,400          1,201,888
-------------------------------------------------------------------------------------------------------
Carmike Cinemas, Inc.                                                        11,600            406,000
-------------------------------------------------------------------------------------------------------
Catalina Marketing Corp.                                                     49,400          1,148,550
-------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                            5,800            185,252
-------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A 2                                                      368,800         11,842,168
-------------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                            22,600          1,740,200
-------------------------------------------------------------------------------------------------------
Getty Images, Inc.                                                           16,200          1,159,110
-------------------------------------------------------------------------------------------------------


2        |         OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
Gray Television, Inc.                                                        18,800    $       247,220
-------------------------------------------------------------------------------------------------------
Insight Communications Co., Inc. 2                                            4,100             45,961
-------------------------------------------------------------------------------------------------------
Journal Communications, Inc.                                                  4,700             72,380
-------------------------------------------------------------------------------------------------------
Liberty Corp.                                                                10,500            380,730
-------------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                                                 28,700          2,499,196
-------------------------------------------------------------------------------------------------------
Media General, Inc., Cl. A                                                    7,200            441,216
-------------------------------------------------------------------------------------------------------
News Corp., Cl. A                                                            98,000          1,497,440
-------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                           3,900            323,310
-------------------------------------------------------------------------------------------------------
Pixar, Inc. 2                                                                 3,400            155,516
-------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc. 2                                                              4,100             18,122
-------------------------------------------------------------------------------------------------------
ProQuest Co.                                                                 29,000            940,760
-------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp. 2                                                       13,900            791,605
-------------------------------------------------------------------------------------------------------
Readers Digest Assn., Inc. (The), Cl. A, Non-Vtg.                            58,600            996,200
-------------------------------------------------------------------------------------------------------
Scholastic Corp. 2                                                           10,000            348,500
-------------------------------------------------------------------------------------------------------
Time Warner, Inc. 2                                                         648,200         10,896,242
-------------------------------------------------------------------------------------------------------
Valassis Communications, Inc. 2                                               1,400             49,350
-------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                                         241,829          8,372,120
-------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                       231,700          6,116,880
-------------------------------------------------------------------------------------------------------
Wiley (John) & Sons, Inc., Cl. A                                              6,700            242,272
                                                                                       ----------------
                                                                                            52,118,188
-------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.2%
Dillard's, Inc., Cl. A                                                       39,700            923,819
-------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                           112,600          6,474,500
-------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                                         124,600          5,907,286
-------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                              26,700          1,357,161
-------------------------------------------------------------------------------------------------------
Sears Holdings Corp. 2                                                       15,652          2,116,776
-------------------------------------------------------------------------------------------------------
Shopko Stores, Inc. 2                                                        15,000            359,400
-------------------------------------------------------------------------------------------------------
Stage Stores, Inc. 2                                                         26,800          1,013,576
-------------------------------------------------------------------------------------------------------
Stein Mart, Inc. 2                                                           57,300          1,160,898
-------------------------------------------------------------------------------------------------------
Target Corp.                                                                244,200         11,333,322
                                                                                       ----------------
                                                                                            30,646,738
-------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.1%
Abercrombie & Fitch Co., Cl. A                                               23,600          1,273,220
-------------------------------------------------------------------------------------------------------
Advance Auto Parts, Inc. 2                                                   38,400          2,048,640
-------------------------------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                                              59,300          1,554,846
-------------------------------------------------------------------------------------------------------
AutoNation, Inc. 2                                                           37,600            686,952
-------------------------------------------------------------------------------------------------------
Barnes & Noble, Inc. 2                                                       50,300          1,790,680
-------------------------------------------------------------------------------------------------------
bebe stores, inc.                                                            25,000            808,000
-------------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc. 2                                                    17,600            654,896
-------------------------------------------------------------------------------------------------------
Blair Corp.                                                                   7,000            230,020
-------------------------------------------------------------------------------------------------------
Blockbuster, Inc., Cl. A 1                                                   54,500            539,550
-------------------------------------------------------------------------------------------------------
Blockbuster, Inc., Cl. B                                                     24,085            227,362
-------------------------------------------------------------------------------------------------------
Borders Group, Inc.                                                          42,600          1,030,494
-------------------------------------------------------------------------------------------------------
Buckle, Inc. (The)                                                            7,800            268,320
-------------------------------------------------------------------------------------------------------
Building Materials Holding Corp.                                              5,100            280,194
-------------------------------------------------------------------------------------------------------
Burlington Coat Factory Warehouse Corp.                                      30,000            826,500
-------------------------------------------------------------------------------------------------------
Cato Corp., Cl. A                                                            25,900            665,630
-------------------------------------------------------------------------------------------------------


3        |         OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL CONTINUED
Charming Shoppes, Inc. 2                                                    160,000    $     1,190,400
-------------------------------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. 2                                       27,300          1,015,833
-------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc./Circuit City Group                                 61,800            976,440
-------------------------------------------------------------------------------------------------------
CSK Auto Corp. 2                                                             14,000            217,140
-------------------------------------------------------------------------------------------------------
Deb Shops, Inc.                                                               1,100             26,367
-------------------------------------------------------------------------------------------------------
Electronics Boutique Holdings Corp. 2                                        25,100          1,398,823
-------------------------------------------------------------------------------------------------------
Finish Line, Inc. (The), Cl. A                                               51,300            924,426
-------------------------------------------------------------------------------------------------------
GameStop Corp. 1,2                                                           39,500            972,095
-------------------------------------------------------------------------------------------------------
GameStop Corp., Cl. B 2                                                       5,834            136,166
-------------------------------------------------------------------------------------------------------
Gap, Inc. (The)                                                             231,800          4,948,930
-------------------------------------------------------------------------------------------------------
Goody's Family Clothing, Inc.                                                18,100            149,325
-------------------------------------------------------------------------------------------------------
Guess?, Inc. 2                                                                9,700            126,294
-------------------------------------------------------------------------------------------------------
Guitar Center, Inc. 2                                                         8,600            424,410
-------------------------------------------------------------------------------------------------------
Hibbett Sporting Goods, Inc. 2                                               29,100            784,827
-------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                            574,600         20,323,602
-------------------------------------------------------------------------------------------------------
Limited Brands, Inc.                                                        170,800          3,704,652
-------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                           123,900          6,456,429
-------------------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The) 2                                                30,900          1,275,243
-------------------------------------------------------------------------------------------------------
Michaels Stores, Inc.                                                        63,200          2,098,240
-------------------------------------------------------------------------------------------------------
Movie Gallery, Inc.                                                          51,600          1,394,748
-------------------------------------------------------------------------------------------------------
Office Depot, Inc. 2                                                         86,000          1,683,880
-------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc. 2                                        58,200          1,315,902
-------------------------------------------------------------------------------------------------------
Pantry, Inc. (The) 2                                                          9,900            316,998
-------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc. 2                                                   28,600            390,676
-------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc. 2                                                        13,500            324,540
-------------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                         14,100            628,437
-------------------------------------------------------------------------------------------------------
Sonic Automotive, Inc.                                                       21,800            428,806
-------------------------------------------------------------------------------------------------------
Staples, Inc.                                                               190,550          3,633,789
-------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                                        131,900          2,987,535
-------------------------------------------------------------------------------------------------------
Too, Inc. 2                                                                  40,700            936,507
-------------------------------------------------------------------------------------------------------
Toys R Us, Inc. 2                                                            89,900          2,278,965
-------------------------------------------------------------------------------------------------------
Trans World Entertainment Corp. 2                                            13,300            176,624
-------------------------------------------------------------------------------------------------------
United Auto Group, Inc.                                                      16,600            470,444
-------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc. 2                                                      5,700            252,510
-------------------------------------------------------------------------------------------------------
Zale Corp. 2                                                                 30,500            824,415
                                                                                       ----------------
                                                                                            78,079,722
-------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.5%
Cherokee, Inc.                                                                3,700            120,472
-------------------------------------------------------------------------------------------------------
Coach, Inc. 2                                                                46,200          1,238,160
-------------------------------------------------------------------------------------------------------
Hampshire Group Ltd. 2                                                        4,900            196,098
-------------------------------------------------------------------------------------------------------
K-Swiss, Inc., Cl. A                                                         29,500            885,000
-------------------------------------------------------------------------------------------------------
Kellwood Co.                                                                 44,500          1,136,530
-------------------------------------------------------------------------------------------------------
Nike, Inc., Cl. B                                                            42,400          3,256,744
-------------------------------------------------------------------------------------------------------
Phillips/Van Heusen Corp.                                                    36,400            942,032
-------------------------------------------------------------------------------------------------------
Skechers U.S.A., Inc., Cl. A 2                                               16,500            201,960
-------------------------------------------------------------------------------------------------------
Stride Rite Corp.                                                             3,600             43,920
-------------------------------------------------------------------------------------------------------


4        |         OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS CONTINUED
Timberland Co., Cl. A 2                                                      17,700    $     1,222,185
-------------------------------------------------------------------------------------------------------
Tommy Hilfiger Corp. 2                                                       23,000            251,620
-------------------------------------------------------------------------------------------------------
UniFirst Corp.                                                                9,700            363,168
-------------------------------------------------------------------------------------------------------
VF Corp.                                                                     31,000          1,754,290
-------------------------------------------------------------------------------------------------------
Warnaco Group, Inc. (The) 2                                                  15,300            343,638
-------------------------------------------------------------------------------------------------------
Wolverine World Wide, Inc.                                                   70,450          1,429,431
                                                                                       ----------------
                                                                                            13,385,248
CONSUMER STAPLES--8.3%
-------------------------------------------------------------------------------------------------------
BEVERAGES--2.1%
Anheuser-Busch Cos., Inc.                                                    66,200          3,102,794
-------------------------------------------------------------------------------------------------------
Boston Beer Co., Inc., Cl. A 2                                                7,100            142,000
-------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The)                                                         488,400         21,216,096
-------------------------------------------------------------------------------------------------------
Hansen Natural Corp. 2                                                        1,800            102,024
-------------------------------------------------------------------------------------------------------
Molson Coors Brewing Co., Cl. B                                               1,000             61,750
-------------------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                                             45,400          1,301,618
-------------------------------------------------------------------------------------------------------
PepsiAmericas, Inc.                                                          67,500          1,666,575
-------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                               487,700         27,135,628
                                                                                       ----------------
                                                                                            54,728,485
-------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.6%
7-Eleven, Inc. 2                                                             57,000          1,333,230
-------------------------------------------------------------------------------------------------------
Albertson's, Inc.                                                            15,100            298,829
-------------------------------------------------------------------------------------------------------
Arden Group, Inc., Cl. A                                                      3,798            263,957
-------------------------------------------------------------------------------------------------------
BJ's Wholesale Club, Inc. 2                                                   9,400            250,510
-------------------------------------------------------------------------------------------------------
Casey's General Stores, Inc.                                                  2,200             37,136
-------------------------------------------------------------------------------------------------------
Costco Wholesale Corp.                                                       76,400          3,100,312
-------------------------------------------------------------------------------------------------------
Ingles Markets, Inc., Cl. A                                                   6,000             77,580
-------------------------------------------------------------------------------------------------------
Longs Drug Stores, Inc.                                                      44,900          1,632,115
-------------------------------------------------------------------------------------------------------
Ruddick Corp.                                                                43,500            977,010
-------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                              41,900          1,322,364
-------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                       494,600         23,315,444
-------------------------------------------------------------------------------------------------------
Walgreen Co.                                                                172,400          7,423,544
                                                                                       ----------------
                                                                                            40,032,031
-------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
Alico, Inc. 2                                                                 1,200             60,720
-------------------------------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                                                  352,400          6,339,676
-------------------------------------------------------------------------------------------------------
Cal-Maine Foods, Inc. 1                                                      12,500             85,875
-------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc.                                          44,600          1,117,230
-------------------------------------------------------------------------------------------------------
Darling International, Inc. 2                                                51,100            198,268
-------------------------------------------------------------------------------------------------------
Flowers Foods, Inc.                                                          23,050            664,762
-------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                          54,100          2,672,540
-------------------------------------------------------------------------------------------------------
Gold Kist Holdings, Inc.                                                      5,200             82,836
-------------------------------------------------------------------------------------------------------
Hershey Co. (The)                                                            70,100          4,479,390
-------------------------------------------------------------------------------------------------------
Hormel Foods Corp.                                                           15,100            470,214
-------------------------------------------------------------------------------------------------------
J&J Snack Foods Corp.                                                         3,500            171,325
-------------------------------------------------------------------------------------------------------
Lancaster Colony Corp.                                                       27,900          1,159,524
-------------------------------------------------------------------------------------------------------
M&F Worldwide Corp. 2                                                        13,900            177,225
-------------------------------------------------------------------------------------------------------
Pilgrim's Pride Corp., Cl. B                                                 44,900          1,620,441
-------------------------------------------------------------------------------------------------------


5        |         OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
FOOD PRODUCTS CONTINUED
Ralcorp Holdings, Inc.                                                       27,900    $     1,105,398
-------------------------------------------------------------------------------------------------------
Sanderson Farms, Inc.                                                         5,100            184,824
-------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                              142,200          3,041,658
-------------------------------------------------------------------------------------------------------
Seaboard Corp.                                                                  300            256,500
-------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc. 2                                                     37,000          1,119,620
                                                                                       ----------------
                                                                                            25,008,026
-------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.3%
Chattem, Inc. 2                                                              12,500            514,250
-------------------------------------------------------------------------------------------------------
Clorox Co. (The)                                                             96,300          6,095,790
-------------------------------------------------------------------------------------------------------
Energizer Holdings, Inc. 2                                                   21,100          1,202,067
-------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                         50,800          3,172,460
-------------------------------------------------------------------------------------------------------
Nu Skin Asia Pacific, Inc., Cl. A                                            26,300            578,600
-------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                  400,500         21,687,075
-------------------------------------------------------------------------------------------------------
Rayovac Corp. 2                                                              26,300            958,372
                                                                                       ----------------
                                                                                            34,208,614
-------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.8%
Elizabeth Arden, Inc. 2                                                      14,000            306,600
-------------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc. (The), Cl. A                                         38,500          1,478,785
-------------------------------------------------------------------------------------------------------
Gillette Co.                                                                381,300         19,690,332
-------------------------------------------------------------------------------------------------------
Nature's Sunshine Products, Inc.                                             13,300            199,367
-------------------------------------------------------------------------------------------------------
NBTY, Inc. 2                                                                  3,900             83,148
-------------------------------------------------------------------------------------------------------
USANA Health Sciences, Inc. 2                                                 3,500            144,655
                                                                                       ----------------
                                                                                            21,902,887
-------------------------------------------------------------------------------------------------------
TOBACCO--1.5%
Altria Group, Inc.                                                          487,400         31,676,126
-------------------------------------------------------------------------------------------------------
Loews Corp./Carolina Group                                                   55,800          1,757,700
-------------------------------------------------------------------------------------------------------
Reynolds American, Inc.                                                      41,600          3,243,552
-------------------------------------------------------------------------------------------------------
UST, Inc.                                                                    21,100            966,380
                                                                                       ----------------
                                                                                            37,643,758
ENERGY--11.3%
-------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.8%
Atwood Oceanics, Inc. 2                                                      11,600            662,012
-------------------------------------------------------------------------------------------------------
Baker Hughes, Inc.                                                            3,200            141,184
-------------------------------------------------------------------------------------------------------
Cal Dive International, Inc. 2                                               33,200          1,476,736
-------------------------------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc. 1                                            24,100          1,063,051
-------------------------------------------------------------------------------------------------------
Ensign Resource Service Group, Inc.                                         130,000          2,655,170
-------------------------------------------------------------------------------------------------------
Grant Prideco, Inc. 2                                                        25,300            560,395
-------------------------------------------------------------------------------------------------------
Halliburton Co.                                                               5,800            241,222
-------------------------------------------------------------------------------------------------------
Helmerich & Payne, Inc.                                                      24,200            930,248
-------------------------------------------------------------------------------------------------------
Hydril Co. 2                                                                  6,700            352,420
-------------------------------------------------------------------------------------------------------
Maverick Tube Corp. 2                                                        14,100            410,169
-------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc. 2                                               22,390            889,779
-------------------------------------------------------------------------------------------------------
Offshore Logistics, Inc. 2                                                    6,100            176,717
-------------------------------------------------------------------------------------------------------
Oil States International, Inc. 2                                              8,800            178,728
-------------------------------------------------------------------------------------------------------
Precision Drilling Corp. 2                                                   25,000          1,804,021
-------------------------------------------------------------------------------------------------------
Todco, Cl. A 2                                                               14,300            318,175
-------------------------------------------------------------------------------------------------------


6        |         OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES CONTINUED
Transocean, Inc. 2                                                           53,900    $     2,499,343
-------------------------------------------------------------------------------------------------------
Trican Well Service Ltd. 2                                                   18,400          1,150,676
-------------------------------------------------------------------------------------------------------
Trican Well Service Ltd. 2                                                   60,000          3,752,205
-------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc. 2                                       26,200            919,620
-------------------------------------------------------------------------------------------------------
Veritas DGC, Inc. 2                                                          10,300            263,680
                                                                                       ----------------
                                                                                            20,445,551
-------------------------------------------------------------------------------------------------------
OIL & GAS--10.5%
Amerada Hess Corp.                                                           20,800          1,947,920
-------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                    113,900          8,319,256
-------------------------------------------------------------------------------------------------------
Apache Corp.                                                                 80,100          4,508,829
-------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                 8,800            591,712
-------------------------------------------------------------------------------------------------------
Atlas Energy Ltd. 2                                                         500,000          1,549,710
-------------------------------------------------------------------------------------------------------
Bear Ridge Resources Ltd. 2                                                  32,120             91,895
-------------------------------------------------------------------------------------------------------
Berry Petroleum Co., Cl. A                                                    6,000            280,320
-------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                  180,800          8,788,688
-------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                                              70,000          3,471,350
-------------------------------------------------------------------------------------------------------
Chamaelo Energy, Inc. 2                                                      91,600            451,339
-------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                      62,300          1,198,652
-------------------------------------------------------------------------------------------------------
ChevronTexaco Corp.                                                         521,100         27,097,200
-------------------------------------------------------------------------------------------------------
Cimarex Energy Co. 1,2                                                        5,593            198,552
-------------------------------------------------------------------------------------------------------
Clear Energy, Inc. 2                                                        264,466            987,833
-------------------------------------------------------------------------------------------------------
Comstock Resources, Inc. 2                                                   40,000          1,012,000
-------------------------------------------------------------------------------------------------------
ConocoPhillips                                                              156,000         16,356,600
-------------------------------------------------------------------------------------------------------
Crew Energy, Inc. 2                                                          80,000            677,104
-------------------------------------------------------------------------------------------------------
Cyries Energy, Inc. 2                                                        30,720            232,176
-------------------------------------------------------------------------------------------------------
Denbury Resources, Inc.                                                      29,500            936,330
-------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                          205,700          9,291,469
-------------------------------------------------------------------------------------------------------
Duvernay Oil Corp. 2                                                         64,500          1,358,380
-------------------------------------------------------------------------------------------------------
Encore Acquisition Co. 2                                                     27,200            998,784
-------------------------------------------------------------------------------------------------------
Energy Partners Ltd. 2                                                       48,200          1,101,852
-------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                          94,100          4,474,455
-------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                         1,722,700         98,245,581
-------------------------------------------------------------------------------------------------------
Forest Oil Corp. 2                                                            9,600            369,888
-------------------------------------------------------------------------------------------------------
Frontier Oil Corp.                                                           20,000            841,600
-------------------------------------------------------------------------------------------------------
Galleon Energy, Inc., Cl. A 2                                                11,500             91,393
-------------------------------------------------------------------------------------------------------
General Maritime Corp. 2                                                     15,600            684,060
-------------------------------------------------------------------------------------------------------
Highpine Oil & Gas Ltd. 2                                                    18,400            261,019
-------------------------------------------------------------------------------------------------------
Holly Corp.                                                                  23,600            808,772
-------------------------------------------------------------------------------------------------------
Houston Exploration Co. 2                                                    18,500            942,390
-------------------------------------------------------------------------------------------------------
Kerr-McGee Corp.                                                             55,500          4,306,800
-------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                          47,700          3,647,142
-------------------------------------------------------------------------------------------------------
Magnum Hunter Resources, Inc. 2                                              33,800            487,734
-------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                          173,000          8,056,610
-------------------------------------------------------------------------------------------------------
Maritrans, Inc.                                                              16,300            301,550
-------------------------------------------------------------------------------------------------------
Mission Oil & Gas, Inc. 2                                                    64,494            363,910
-------------------------------------------------------------------------------------------------------


7        |         OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Mission Oil & Gas, Inc. 2,3                                                  74,500    $       385,352
-------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                             10,800            962,172
-------------------------------------------------------------------------------------------------------
Newfield Exploration Co.                                                     29,400          2,088,282
-------------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                           15,000            961,800
-------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                  133,600          9,218,400
-------------------------------------------------------------------------------------------------------
OMI Corp.                                                                    12,600            229,194
-------------------------------------------------------------------------------------------------------
OPTI Canada, Inc. 2                                                          49,400            948,113
-------------------------------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 2                                           260,000          3,049,829
-------------------------------------------------------------------------------------------------------
Patina Oil & Gas Corp.                                                       17,500            672,000
-------------------------------------------------------------------------------------------------------
Petroleum Development Corp. 2                                                 8,300            212,480
-------------------------------------------------------------------------------------------------------
Pioneer Natural Resources Co.                                                10,700            435,062
-------------------------------------------------------------------------------------------------------
Premcor, Inc.                                                                11,800            780,570
-------------------------------------------------------------------------------------------------------
ProEx Energy Ltd. 2                                                          30,720            239,256
-------------------------------------------------------------------------------------------------------
ProspEx Resources Ltd. 2                                                     72,240            177,399
-------------------------------------------------------------------------------------------------------
ProspEx Resources Ltd. 2,3                                                   46,500            114,190
-------------------------------------------------------------------------------------------------------
Real Resources, Inc. 2                                                      165,000          1,770,246
-------------------------------------------------------------------------------------------------------
Remington Oil & Gas Corp. 2                                                  16,900            492,973
-------------------------------------------------------------------------------------------------------
Resource America, Inc., Cl. A                                                   800             26,280
-------------------------------------------------------------------------------------------------------
St. Mary Land & Exploration Co.                                              24,000            520,800
-------------------------------------------------------------------------------------------------------
Stone Energy Corp. 2                                                         13,000            584,220
-------------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                                 19,600          1,945,496
-------------------------------------------------------------------------------------------------------
Swift Energy Co. 2                                                           20,400            537,132
-------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                       100,000          3,017,563
-------------------------------------------------------------------------------------------------------
Tel Offshore Trust                                                              490              3,602
-------------------------------------------------------------------------------------------------------
Tesoro Corp. 2                                                               46,600          1,768,004
-------------------------------------------------------------------------------------------------------
Thunder Energy, Inc. 2                                                      207,976          1,226,402
-------------------------------------------------------------------------------------------------------
TKE Energy Trust                                                            150,000          1,114,599
-------------------------------------------------------------------------------------------------------
Trilogy Energy Trust 2                                                      196,700          2,451,129
-------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 2                                                         291,600            913,060
-------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 2,3                                                       258,700            810,044
-------------------------------------------------------------------------------------------------------
Unocal Corp.                                                                137,900          7,522,445
-------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                          10,900            746,977
-------------------------------------------------------------------------------------------------------
Vintage Petroleum, Inc.                                                      53,600          1,548,504
-------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp. 2                                                    29,200            883,884
-------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                                   311,100          5,294,922
                                                                                       ----------------
                                                                                           268,983,236
FINANCIALS--21.7%
-------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.4%
Bank of New York Co., Inc. (The)                                            291,800          8,152,892
-------------------------------------------------------------------------------------------------------
National Financial Partners Corp.                                            32,200          1,231,328
-------------------------------------------------------------------------------------------------------
SWS Group, Inc.                                                              12,700            185,420
                                                                                       ----------------
                                                                                             9,569,640
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--7.8%
Associated Banc-Corp.                                                        42,050          1,300,186
-------------------------------------------------------------------------------------------------------
Astoria Financial Corp.                                                      45,850          1,215,484
-------------------------------------------------------------------------------------------------------
BancorpSouth, Inc.                                                            8,500            179,945
-------------------------------------------------------------------------------------------------------


8        |         OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
Bank of America Corp.                                                     1,050,262    $    47,303,800
-------------------------------------------------------------------------------------------------------
BB&T Corp.                                                                   45,800          1,795,818
-------------------------------------------------------------------------------------------------------
Berkshire Hills Bancorp, Inc.                                                 1,800             56,520
-------------------------------------------------------------------------------------------------------
Camden National Corp.                                                         1,000             32,510
-------------------------------------------------------------------------------------------------------
Capitol Bancorp Ltd.                                                          1,500             45,945
-------------------------------------------------------------------------------------------------------
Central Pacific Financial Corp.                                               1,800             58,680
-------------------------------------------------------------------------------------------------------
Chemical Financial Corp.                                                      4,015            120,289
-------------------------------------------------------------------------------------------------------
Chittenden Corp.                                                              6,000            150,660
-------------------------------------------------------------------------------------------------------
Citizens First Bancorp, Inc.                                                  8,000            163,600
-------------------------------------------------------------------------------------------------------
City Holding Co.                                                              5,700            183,312
-------------------------------------------------------------------------------------------------------
City National Corp.                                                           5,500            387,750
-------------------------------------------------------------------------------------------------------
Comerica, Inc.                                                               15,200            870,352
-------------------------------------------------------------------------------------------------------
Commercial Federal Corp.                                                     15,100            394,261
-------------------------------------------------------------------------------------------------------
Community Bank System, Inc.                                                  46,700          1,033,471
-------------------------------------------------------------------------------------------------------
Community Trust Bancorp, Inc.                                                   942             28,307
-------------------------------------------------------------------------------------------------------
Compass Bancshares, Inc.                                                     25,100          1,079,802
-------------------------------------------------------------------------------------------------------
Downey Financial Corp.                                                       14,800            958,004
-------------------------------------------------------------------------------------------------------
F.N.B. Corp.                                                                  8,300            157,285
-------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                                                          50,400          2,192,400
-------------------------------------------------------------------------------------------------------
First Citizens BancShares, Inc., Cl. A                                        1,600            205,632
-------------------------------------------------------------------------------------------------------
First Commonwealth Financial Corp.                                           60,500            796,180
-------------------------------------------------------------------------------------------------------
First Community Bancorp                                                       9,100            376,285
-------------------------------------------------------------------------------------------------------
First Financial Bancorp                                                       7,700            133,133
-------------------------------------------------------------------------------------------------------
First Place Financial Corp.                                                   6,200            108,686
-------------------------------------------------------------------------------------------------------
First Republic Bank                                                           6,500            203,385
-------------------------------------------------------------------------------------------------------
FirstFed Financial Corp. 2                                                   12,400            627,812
-------------------------------------------------------------------------------------------------------
Golden West Financial Corp.                                                  30,800          1,919,764
-------------------------------------------------------------------------------------------------------
Greater Bay Bancorp                                                           2,900             72,964
-------------------------------------------------------------------------------------------------------
Harbor Florida Bancshares, Inc.                                               6,900            238,740
-------------------------------------------------------------------------------------------------------
Hibernia Corp., Cl. A                                                        28,700            896,301
-------------------------------------------------------------------------------------------------------
Huntington Bancshares, Inc.                                                   6,300            148,113
-------------------------------------------------------------------------------------------------------
Independent Bank Corp.                                                        6,103            166,734
-------------------------------------------------------------------------------------------------------
Indymac Mortgage Holdings, Inc.                                              27,300          1,050,504
-------------------------------------------------------------------------------------------------------
KeyCorp                                                                     229,800          7,620,168
-------------------------------------------------------------------------------------------------------
M&T Bank Corp.                                                               62,300          6,444,935
-------------------------------------------------------------------------------------------------------
MAF Bancorp, Inc.                                                            25,700          1,037,766
-------------------------------------------------------------------------------------------------------
Marshall & Ilsley Corp.                                                      97,000          4,136,080
-------------------------------------------------------------------------------------------------------
National City Corp.                                                         221,400          7,518,744
-------------------------------------------------------------------------------------------------------
Net.B@nk, Inc.                                                                7,700             63,217
-------------------------------------------------------------------------------------------------------
North Fork Bancorporation, Inc.                                              11,400            320,910
-------------------------------------------------------------------------------------------------------
Oak Hill Financial, Inc.                                                        700             21,140
-------------------------------------------------------------------------------------------------------
Old National Bancorp                                                          5,300            101,177
-------------------------------------------------------------------------------------------------------
Pacific Capital Bancorp                                                      43,254          1,247,013
-------------------------------------------------------------------------------------------------------
PennRock Financial Services Corp.                                             4,930            163,676
-------------------------------------------------------------------------------------------------------
People's Bank                                                                 5,100            211,803
-------------------------------------------------------------------------------------------------------
PFF Bancorp, Inc.                                                            16,550            462,076
-------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                           53,400          2,842,482
-------------------------------------------------------------------------------------------------------
Provident Bankshares Corp.                                                   19,200            562,176
-------------------------------------------------------------------------------------------------------
Provident Financial Holdings, Inc.                                            2,850             76,893
-------------------------------------------------------------------------------------------------------
R&G Financial Corp., Cl. B                                                      800             11,368
-------------------------------------------------------------------------------------------------------


9        |         OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
Regions Financial Corp.                                                     116,900    $     3,914,981
-------------------------------------------------------------------------------------------------------
Republic Bancorp, Inc., Cl. A                                                12,360            261,094
-------------------------------------------------------------------------------------------------------
Silicon Valley Bancshares 2                                                  14,900            706,260
-------------------------------------------------------------------------------------------------------
Southwest Bancorp, Inc.                                                       5,000             94,300
-------------------------------------------------------------------------------------------------------
State Financial Services Corp.                                               18,500            675,990
-------------------------------------------------------------------------------------------------------
Sterling Financial Corp.                                                     35,701          1,167,066
-------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                        135,400          9,861,182
-------------------------------------------------------------------------------------------------------
TD Banknorth, Inc. 2                                                          6,600            203,280
-------------------------------------------------------------------------------------------------------
TierOne Corp.                                                                 8,300            193,224
-------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                659,500         18,400,050
-------------------------------------------------------------------------------------------------------
UnionBanCal Corp.                                                            29,700          1,828,332
-------------------------------------------------------------------------------------------------------
W. Holding Co., Inc.                                                         39,200            317,128
-------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                              531,800         27,217,524
-------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                     204,500          8,449,940
-------------------------------------------------------------------------------------------------------
Webster Financial Corp.                                                       7,000            318,150
-------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                           395,900         23,730,246
-------------------------------------------------------------------------------------------------------
WSFS Financial Corp.                                                         17,100            874,323
-------------------------------------------------------------------------------------------------------
Zions Bancorp                                                                17,000          1,190,510
                                                                                       ----------------
                                                                                           198,897,818
-------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.0%
ASTA Funding, Inc.                                                            8,659            180,973
-------------------------------------------------------------------------------------------------------
Nelnet, Inc., Cl. A 2                                                         1,100             35,035
                                                                                       ----------------
                                                                                               216,008
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--7.7%
Advanta Corp., Cl. B                                                          7,600            186,580
-------------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc. 2                                             7,000            437,710
-------------------------------------------------------------------------------------------------------
Allied Capital Corp.                                                         16,600            456,500
-------------------------------------------------------------------------------------------------------
American Capital Strategies Ltd.                                             60,000          1,918,800
-------------------------------------------------------------------------------------------------------
American Express Co.                                                        196,900         10,376,630
-------------------------------------------------------------------------------------------------------
AmeriCredit Corp. 2                                                          87,700          2,052,180
-------------------------------------------------------------------------------------------------------
Apollo Investment Corp.                                                      26,100            413,946
-------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                                                73,000          6,910,180
-------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                  95,500          6,769,995
-------------------------------------------------------------------------------------------------------
CIT Group, Inc.                                                              33,500          1,349,380
-------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                           1,277,900         60,010,184
-------------------------------------------------------------------------------------------------------
CompuCredit Corp. 2                                                          24,700            654,303
-------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp. 2                                                    83,400            926,574
-------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                     86,100          5,913,348
-------------------------------------------------------------------------------------------------------
Gabelli Asset Management, Inc.                                               13,800            550,896
-------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                               6,500            694,135
-------------------------------------------------------------------------------------------------------
Investment Technology Group, Inc. 2                                          40,700            773,707
-------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.                                           19,400            813,830
-------------------------------------------------------------------------------------------------------
Jefferies Group, Inc.                                                         6,800            246,160
-------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                        781,552         27,737,280
-------------------------------------------------------------------------------------------------------
Knight Trading Group, Inc. 2                                                 36,400            306,852
-------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                             14,100            999,126
-------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                               97,300          8,924,356
-------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                  196,400          3,878,900
-------------------------------------------------------------------------------------------------------


10        |        OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
Merrill Lynch & Co., Inc.                                                   310,000    $    16,718,300
-------------------------------------------------------------------------------------------------------
Metris Cos., Inc. 2                                                           1,300             15,756
-------------------------------------------------------------------------------------------------------
Moody's Corp.                                                                14,500          1,191,030
-------------------------------------------------------------------------------------------------------
Morgan Stanley                                                              285,800         15,038,796
-------------------------------------------------------------------------------------------------------
Piper Jaffray Cos., Inc. 2                                                    8,400            232,260
-------------------------------------------------------------------------------------------------------
Principal Financial Group, Inc. (The)                                       187,400          7,323,592
-------------------------------------------------------------------------------------------------------
Providian Financial Corp. 2                                                  31,100            518,437
-------------------------------------------------------------------------------------------------------
Raymond James Financial, Inc.                                                36,600            987,102
-------------------------------------------------------------------------------------------------------
Schwab (Charles) Corp.                                                      680,200          7,040,070
-------------------------------------------------------------------------------------------------------
SLM Corp.                                                                    68,900          3,282,396
-------------------------------------------------------------------------------------------------------
Student Loan Corp. (The)                                                      4,800            930,000
-------------------------------------------------------------------------------------------------------
WFS Financial, Inc.                                                           1,800             80,910
-------------------------------------------------------------------------------------------------------
World Acceptance Corp. 2                                                     11,300            287,585
                                                                                       ----------------
                                                                                           196,947,786
-------------------------------------------------------------------------------------------------------
INSURANCE--4.7%
21st Century Insurance Group                                                  4,100             54,038
-------------------------------------------------------------------------------------------------------
ACE Ltd.                                                                     79,800          3,428,208
-------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                  11,500            467,475
-------------------------------------------------------------------------------------------------------
Allmerica Financial Corp. 2                                                  27,800            933,246
-------------------------------------------------------------------------------------------------------
Allstate Corp.                                                              238,100         13,371,696
-------------------------------------------------------------------------------------------------------
AMBAC Financial Group, Inc.                                                  11,000            735,350
-------------------------------------------------------------------------------------------------------
American International Group, Inc.                                          551,500         28,043,775
-------------------------------------------------------------------------------------------------------
American Physicians Capital, Inc. 2                                           3,500            108,605
-------------------------------------------------------------------------------------------------------
AmerUs Group Co.                                                             32,900          1,546,629
-------------------------------------------------------------------------------------------------------
Arch Capital Group Ltd. 2                                                    14,700            587,853
-------------------------------------------------------------------------------------------------------
Argonaut Group, Inc. 2                                                          400              7,868
-------------------------------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd.                                                29,200            797,160
-------------------------------------------------------------------------------------------------------
Assurant, Inc.                                                               57,400          1,899,366
-------------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                                            700             22,750
-------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                  83,800          6,853,164
-------------------------------------------------------------------------------------------------------
Cincinnati Financial Corp.                                                   20,991            844,678
-------------------------------------------------------------------------------------------------------
Commerce Group, Inc. (The)                                                   22,200          1,311,576
-------------------------------------------------------------------------------------------------------
Delphi Financial Group, Inc., Cl. A                                          15,900            660,168
-------------------------------------------------------------------------------------------------------
Donegal Group, Inc., Cl. A                                                   30,200            562,928
-------------------------------------------------------------------------------------------------------
Fidelity National Financial, Inc.                                            33,536          1,076,841
-------------------------------------------------------------------------------------------------------
First American Corp. (The)                                                   44,800          1,603,840
-------------------------------------------------------------------------------------------------------
FPIC Insurance Group, Inc. 2                                                  4,600            127,236
-------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                                94,700          6,853,439
-------------------------------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                                                 30,400          1,081,328
-------------------------------------------------------------------------------------------------------
Horace Mann Educators Corp.                                                  57,800            946,764
-------------------------------------------------------------------------------------------------------
IPC Holdings Ltd.                                                             5,900            222,017
-------------------------------------------------------------------------------------------------------
LandAmerica Financial Group, Inc.                                            25,600          1,269,760
-------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                       28,400          1,277,148
-------------------------------------------------------------------------------------------------------
Loews Corp.                                                                  97,900          6,939,152
-------------------------------------------------------------------------------------------------------
Markel Corp. 2                                                                1,100            377,410
-------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                                  64,600          1,810,738
-------------------------------------------------------------------------------------------------------
MBIA, Inc.                                                                    6,400            335,232
-------------------------------------------------------------------------------------------------------


11        |        OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
Mercury General Corp.                                                         3,500    $       185,010
-------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                               209,500          8,149,550
-------------------------------------------------------------------------------------------------------
National Western Life Insurance Co., Cl. A 2                                    700            115,724
-------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A                                      100              3,543
-------------------------------------------------------------------------------------------------------
Odyssey Re Holdings Corp. 1                                                  22,200            504,828
-------------------------------------------------------------------------------------------------------
Ohio Casualty Corp. 2                                                        59,600          1,397,620
-------------------------------------------------------------------------------------------------------
Old Republic International Corp.                                             23,300            549,880
-------------------------------------------------------------------------------------------------------
Partnerre Holdings Ltd.                                                      28,000          1,631,840
-------------------------------------------------------------------------------------------------------
Philadelphia Consolidated Holding Co. 2                                      11,300            847,500
-------------------------------------------------------------------------------------------------------
Phoenix Cos., Inc. (The)                                                     62,600            709,258
-------------------------------------------------------------------------------------------------------
ProAssurance Corp. 2                                                          1,700             63,767
-------------------------------------------------------------------------------------------------------
Progressive Corp.                                                            66,100          6,032,947
-------------------------------------------------------------------------------------------------------
Protective Life Corp.                                                         9,300            355,632
-------------------------------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                                            9,300            415,896
-------------------------------------------------------------------------------------------------------
RLI Corp.                                                                    22,200            952,380
-------------------------------------------------------------------------------------------------------
Safeco Corp.                                                                 38,700          2,038,329
-------------------------------------------------------------------------------------------------------
Safety Insurance Group, Inc.                                                  3,200             90,944
-------------------------------------------------------------------------------------------------------
Selective Insurance Group, Inc.                                              27,500          1,214,125
-------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                                          31,100          1,113,380
-------------------------------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                                               18,600          1,423,272
-------------------------------------------------------------------------------------------------------
State Auto Financial Corp.                                                   12,500            340,500
-------------------------------------------------------------------------------------------------------
Stewart Information Services Corp.                                           26,400            950,928
-------------------------------------------------------------------------------------------------------
UICI                                                                         11,400            264,708
-------------------------------------------------------------------------------------------------------
United Fire & Casualty Co.                                                   21,700            735,196
-------------------------------------------------------------------------------------------------------
Unitrin, Inc.                                                                23,100          1,051,050
-------------------------------------------------------------------------------------------------------
Universal American Financial Corp. 2                                         76,600          1,283,050
-------------------------------------------------------------------------------------------------------
UnumProvident Corp.                                                           7,800            130,416
-------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                        7,400            520,220
-------------------------------------------------------------------------------------------------------
Zenith National Insurance Corp.                                              11,900            684,369
                                                                                       ----------------
                                                                                           119,913,300
-------------------------------------------------------------------------------------------------------
REAL ESTATE--0.1%
Forest City Enterprises, Inc., Cl. A                                          4,200            265,230
-------------------------------------------------------------------------------------------------------
Getty Realty Corp.                                                            5,800            146,334
-------------------------------------------------------------------------------------------------------
Jones Lang LaSalle, Inc. 2                                                   33,400          1,252,500
-------------------------------------------------------------------------------------------------------
St. Joe Co. (The)                                                               500             34,795
-------------------------------------------------------------------------------------------------------
Stratus Properties, Inc. 2                                                    4,092             72,310
-------------------------------------------------------------------------------------------------------
Trammell Crow Co. 2                                                          45,500            969,150
-------------------------------------------------------------------------------------------------------
United Capital Corp. 2                                                          600             12,804
-------------------------------------------------------------------------------------------------------
W.P. Carey & Co. LLC                                                          8,500            252,450
                                                                                       ----------------
                                                                                             3,005,573
-------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.0%
Accredited Home Lenders Holding Co. 2                                         5,400            214,542
-------------------------------------------------------------------------------------------------------
Bank Mutual Corp.                                                            22,400            235,872
-------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                  83,500          3,021,865
-------------------------------------------------------------------------------------------------------
Fannie Mae                                                                  215,600         11,631,620
-------------------------------------------------------------------------------------------------------
Freddie Mac                                                                 178,600         10,987,472
-------------------------------------------------------------------------------------------------------
Fremont General Corp.                                                         1,300             28,197
-------------------------------------------------------------------------------------------------------


12        |        OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE CONTINUED
MGIC Investment Corp.                                                         3,300    $       194,700
                                                                                       ----------------
                                                                                            26,314,268
HEALTH CARE--12.8%
-------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.9%
Amgen, Inc. 2                                                               173,300         10,087,793
-------------------------------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group                                       25,100            532,120
-------------------------------------------------------------------------------------------------------
Array BioPharma, Inc. 2                                                      23,800            148,036
-------------------------------------------------------------------------------------------------------
Invitrogen Corp. 2                                                           17,700          1,296,879
-------------------------------------------------------------------------------------------------------
Techne Corp. 2                                                                9,200            384,376
-------------------------------------------------------------------------------------------------------
Third Wave Technologies, Inc. 2                                              12,100             51,667
-------------------------------------------------------------------------------------------------------
United Therapeutics Corp. 2                                                   1,200             57,588
-------------------------------------------------------------------------------------------------------
Wyeth                                                                       248,200         11,154,108
                                                                                       ----------------
                                                                                            23,712,567
-------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.6%
Adeza Biomedical Corp. 2                                                      9,800            124,950
-------------------------------------------------------------------------------------------------------
American Medical Systems Holdings, Inc. 2                                    16,800            293,328
-------------------------------------------------------------------------------------------------------
Bausch & Lomb, Inc.                                                          17,300          1,297,500
-------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                   65,400          2,426,340
-------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                     135,600          7,935,312
-------------------------------------------------------------------------------------------------------
Boston Scientific Corp. 2                                                   162,600          4,809,708
-------------------------------------------------------------------------------------------------------
ConMed Corp. 2                                                                9,900            294,228
-------------------------------------------------------------------------------------------------------
Conor Medsystems, Inc. 2                                                        652              8,795
-------------------------------------------------------------------------------------------------------
Dade Behring Holdings, Inc. 2                                                 5,700            351,519
-------------------------------------------------------------------------------------------------------
Dentsply International, Inc.                                                  1,600             87,456
-------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                26,800          1,985,344
-------------------------------------------------------------------------------------------------------
Haemonetics Corp. 2                                                          31,200          1,334,424
-------------------------------------------------------------------------------------------------------
Hologic, Inc. 2                                                              28,300          1,006,914
-------------------------------------------------------------------------------------------------------
Intuitive Surgical, Inc. 2                                                   14,100            605,454
-------------------------------------------------------------------------------------------------------
Lifeline Systems, Inc. 2                                                      3,200            109,120
-------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                             240,300         12,663,810
-------------------------------------------------------------------------------------------------------
Mentor Corp.                                                                 12,200            447,740
-------------------------------------------------------------------------------------------------------
Meridian Bioscience, Inc.                                                     9,200            155,480
-------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                            20,200            373,700
-------------------------------------------------------------------------------------------------------
Steris Corp. 2                                                               38,000            899,840
-------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc. 2                                            12,800            476,800
-------------------------------------------------------------------------------------------------------
Thermo Electron Corp. 2                                                       2,900             72,442
-------------------------------------------------------------------------------------------------------
Varian, Inc. 2                                                                9,500            315,115
-------------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc. 2                                              22,200            884,004
-------------------------------------------------------------------------------------------------------
VISX, Inc. 2                                                                 38,500            917,840
-------------------------------------------------------------------------------------------------------
West Pharmaceutical Services, Inc.                                            9,900            260,766
                                                                                       ----------------
                                                                                            40,137,929
-------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.7%
Aetna, Inc.                                                                 114,200          8,378,854
-------------------------------------------------------------------------------------------------------
Allscripts Healthcare Solutions, Inc. 2                                      16,800            219,912
-------------------------------------------------------------------------------------------------------
American Healthways, Inc. 2                                                  32,700          1,221,345
-------------------------------------------------------------------------------------------------------


13        |        OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
AmerisourceBergen Corp.                                                      16,500    $     1,011,120
-------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc. 2                                               36,400          1,095,640
-------------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc. 2                                                 127,700          1,496,644
-------------------------------------------------------------------------------------------------------
Bio-Reference Laboratories, Inc. 2                                            8,500            118,150
-------------------------------------------------------------------------------------------------------
Caremark Rx, Inc. 2                                                           1,000             40,050
-------------------------------------------------------------------------------------------------------
Chemed Corp.                                                                  4,000            283,360
-------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                  81,400          7,487,172
-------------------------------------------------------------------------------------------------------
Community Health Systems, Inc. 2                                              4,500            164,025
-------------------------------------------------------------------------------------------------------
Covance, Inc. 2                                                               8,400            383,376
-------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc. 2                                                 30,100          2,059,743
-------------------------------------------------------------------------------------------------------
Express Scripts, Inc. 2                                                       8,000            717,120
-------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp. 2                                                   40,300          1,607,970
-------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                   153,800          8,588,192
-------------------------------------------------------------------------------------------------------
Humana, Inc. 2                                                               54,700          1,895,355
-------------------------------------------------------------------------------------------------------
IDX Systems Corp. 2                                                           6,300            195,111
-------------------------------------------------------------------------------------------------------
Kindred Healthcare, Inc. 2                                                   41,000          1,348,900
-------------------------------------------------------------------------------------------------------
LCA-Vision, Inc.                                                             11,650            456,564
-------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc. 2                                                     31,700          1,352,956
-------------------------------------------------------------------------------------------------------
Manor Care, Inc.                                                             18,300            610,305
-------------------------------------------------------------------------------------------------------
McKesson Corp.                                                              158,000          5,846,000
-------------------------------------------------------------------------------------------------------
MedCath Corp. 2                                                                 300              8,295
-------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc. 2                                               98,572          5,024,215
-------------------------------------------------------------------------------------------------------
Owens & Minor, Inc.                                                          15,100            438,051
-------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc. 2                                            25,600          1,529,856
-------------------------------------------------------------------------------------------------------
Patterson Cos., Inc. 2                                                        9,000            454,950
-------------------------------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 2                                              23,500          1,600,115
-------------------------------------------------------------------------------------------------------
Per-Se Technologies, Inc. 2                                                   2,100             32,676
-------------------------------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc. 2                                    6,400            290,432
-------------------------------------------------------------------------------------------------------
PSS World Medical, Inc. 2                                                     4,100             45,756
-------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                                      49,700          5,258,260
-------------------------------------------------------------------------------------------------------
Sierra Health Services, Inc. 2                                               28,200          1,824,258
-------------------------------------------------------------------------------------------------------
Stewart Enterprises, Inc.                                                    69,700            376,380
-------------------------------------------------------------------------------------------------------
Sunrise Senior Living, Inc. 1,2                                              21,300          1,091,412
-------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc. 2                                                      10,200            522,750
-------------------------------------------------------------------------------------------------------
Trizetto Group, Inc. 2                                                        4,900             51,009
-------------------------------------------------------------------------------------------------------
United Surgical Partners International, Inc. 2                               26,200          1,159,350
-------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                    210,800         19,922,708
-------------------------------------------------------------------------------------------------------
VCA Antech, Inc. 2                                                           26,400            614,592
-------------------------------------------------------------------------------------------------------
WellChoice, Inc. 2                                                            6,200            348,440
-------------------------------------------------------------------------------------------------------
WellPoint, Inc. 2                                                            68,953          8,808,746
                                                                                       ----------------
                                                                                            95,980,115
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--6.6%
Abbott Laboratories                                                         358,500         17,623,860
-------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                               11,600            816,524
-------------------------------------------------------------------------------------------------------
Alpharma, Inc., Cl. A                                                        16,500            155,760
-------------------------------------------------------------------------------------------------------


14        |        OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
Barr Pharmaceuticals, Inc. 2                                                 24,400    $     1,265,384
-------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                    206,900          5,379,400
-------------------------------------------------------------------------------------------------------
CNS, Inc.                                                                     5,800            108,982
-------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                              69,800          4,081,206
-------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 2                                        36,300            720,555
-------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                           763,000         52,364,690
-------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A                                          27,500            772,750
-------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                           794,800         26,943,720
-------------------------------------------------------------------------------------------------------
Perrigo Co.                                                                  21,000            384,720
-------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                              2,141,700         58,189,989
                                                                                       ----------------
                                                                                           168,807,540
INDUSTRIALS--11.5%
-------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.2%
Aviall, Inc. 2                                                               17,500            511,875
-------------------------------------------------------------------------------------------------------
Boeing Co.                                                                  152,900          9,100,608
-------------------------------------------------------------------------------------------------------
DRS Technologies, Inc. 2                                                      7,900            349,575
-------------------------------------------------------------------------------------------------------
ESCO Technologies, Inc. 2                                                    12,600            923,832
-------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                        7,500            787,875
-------------------------------------------------------------------------------------------------------
Goodrich Corp.                                                               35,800          1,442,740
-------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                69,200          2,474,592
-------------------------------------------------------------------------------------------------------
Innovative Solutions & Support, Inc. 2                                        1,400             44,184
-------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                       138,400          8,435,480
-------------------------------------------------------------------------------------------------------
Moog, Inc., Cl. A 2                                                           5,300            157,993
-------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                      164,700          9,032,148
-------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                    14,100          1,038,606
-------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                 85,500          3,215,655
-------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc.                                                       28,200          1,293,816
-------------------------------------------------------------------------------------------------------
Teledyne Technologies, Inc. 2                                                26,400            803,088
-------------------------------------------------------------------------------------------------------
United Defense Industries, Inc.                                              12,600            932,148
-------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                   167,800         17,068,616
                                                                                       ----------------
                                                                                            57,612,831
-------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.6%
FedEx Corp.                                                                 104,200          8,851,790
-------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., Cl. B                                           82,400          5,875,944
                                                                                       ----------------
                                                                                            14,727,734
-------------------------------------------------------------------------------------------------------
AIRLINES--0.1%
Alaska Air Group, Inc. 2                                                     36,000            960,120
-------------------------------------------------------------------------------------------------------
Mesa Air Group, Inc. 2                                                       40,200            214,266
-------------------------------------------------------------------------------------------------------
SkyWest, Inc.                                                                19,300            348,944
                                                                                       ----------------
                                                                                             1,523,330
-------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.6%
American Standard Cos., Inc.                                                145,000          6,482,950
-------------------------------------------------------------------------------------------------------
Crane Co.                                                                     3,800             97,280
-------------------------------------------------------------------------------------------------------
Lennox International, Inc.                                                   62,000          1,212,100
-------------------------------------------------------------------------------------------------------
Masco Corp.                                                                 198,800          6,260,212
-------------------------------------------------------------------------------------------------------
Universal Forest Products, Inc.                                              15,700            597,542
-------------------------------------------------------------------------------------------------------
USG Corp. 1,2                                                                31,200          1,310,088
-------------------------------------------------------------------------------------------------------


15        |        OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS CONTINUED
Watsco, Inc.                                                                  9,400    $       407,866
                                                                                       ----------------
                                                                                            16,368,038
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.0%
ABM Industries, Inc.                                                         12,500            227,125
-------------------------------------------------------------------------------------------------------
Banta Corp.                                                                  13,800            574,632
-------------------------------------------------------------------------------------------------------
Brady Corp., Cl. A                                                           22,400            664,160
-------------------------------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc. 2                                     28,800            976,032
-------------------------------------------------------------------------------------------------------
Brink's Co. (The)                                                            14,800            477,448
-------------------------------------------------------------------------------------------------------
Clean Harbors, Inc. 2                                                         5,600             92,960
-------------------------------------------------------------------------------------------------------
CompX International, Inc.                                                     3,900             56,784
-------------------------------------------------------------------------------------------------------
Consolidated Graphics, Inc. 2                                                23,600          1,083,240
-------------------------------------------------------------------------------------------------------
Copart, Inc. 2                                                                3,800             82,384
-------------------------------------------------------------------------------------------------------
DiamondCluster International, Inc. 2                                          8,800            109,560
-------------------------------------------------------------------------------------------------------
Dun & Bradstreet Corp. 2                                                     12,700            792,988
-------------------------------------------------------------------------------------------------------
Equifax, Inc.                                                                62,900          2,116,585
-------------------------------------------------------------------------------------------------------
Exponent, Inc. 2                                                             14,700            350,301
-------------------------------------------------------------------------------------------------------
G&K Services, Inc., Cl. A                                                     9,600            368,448
-------------------------------------------------------------------------------------------------------
H&R Block, Inc.                                                              12,100            602,701
-------------------------------------------------------------------------------------------------------
Harland (John H.) Co.                                                        30,000          1,080,000
-------------------------------------------------------------------------------------------------------
Healthcare Services Group, Inc.                                               9,850            248,713
-------------------------------------------------------------------------------------------------------
Heidrick & Struggles International, Inc. 2                                   18,600            480,996
-------------------------------------------------------------------------------------------------------
Ikon Office Solutions, Inc.                                                  37,600            325,240
-------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc. 2                                             12,300            565,554
-------------------------------------------------------------------------------------------------------
Jackson Hewitt Tax Service, Inc.                                             47,600            876,792
-------------------------------------------------------------------------------------------------------
Kelly Services, Inc., Cl. A                                                   5,300            139,178
-------------------------------------------------------------------------------------------------------
Knoll, Inc.                                                                 124,216          2,018,510
-------------------------------------------------------------------------------------------------------
Korn-Ferry International 2                                                   63,200            910,080
-------------------------------------------------------------------------------------------------------
Labor Ready, Inc. 2                                                          67,800          1,131,582
-------------------------------------------------------------------------------------------------------
Miller (Herman), Inc.                                                        11,500            328,900
-------------------------------------------------------------------------------------------------------
PHH Corp. 2                                                                  52,100          1,164,435
-------------------------------------------------------------------------------------------------------
Republic Services, Inc.                                                      33,800          1,169,480
-------------------------------------------------------------------------------------------------------
Resources Connection, Inc. 2                                                 14,000            267,540
-------------------------------------------------------------------------------------------------------
Robert Half International, Inc.                                              37,100            920,822
-------------------------------------------------------------------------------------------------------
Rollins, Inc.                                                                 9,700            191,478
-------------------------------------------------------------------------------------------------------
ServiceMaster Co. (The)                                                      69,800            895,534
-------------------------------------------------------------------------------------------------------
Sotheby's Holdings, Inc., Cl. A 2                                            30,000            491,400
-------------------------------------------------------------------------------------------------------
Steelcase, Inc., Cl. A                                                       63,500            834,390
-------------------------------------------------------------------------------------------------------
TeleTech Holdings, Inc. 2                                                    90,500            950,250
-------------------------------------------------------------------------------------------------------
United Stationers, Inc. 2                                                     7,000            295,260
-------------------------------------------------------------------------------------------------------
Waste Connections, Inc. 2                                                     6,500            228,930
-------------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                       39,300          1,119,657
-------------------------------------------------------------------------------------------------------
Watson Wyatt & Co. Holdings                                                   1,100             29,040
-------------------------------------------------------------------------------------------------------
West Corp. 2                                                                  2,400             77,736
                                                                                       ----------------
                                                                                            25,316,845
-------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
EMCOR Group, Inc. 2                                                           6,400            285,952
-------------------------------------------------------------------------------------------------------


16        |        OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING CONTINUED
Granite Construction, Inc.                                                   10,600    $       239,348
-------------------------------------------------------------------------------------------------------
Perini Corp. 2                                                                8,900            123,354
-------------------------------------------------------------------------------------------------------
Quanta Services, Inc. 2                                                       1,200              9,576
-------------------------------------------------------------------------------------------------------
Shaw Group, Inc. (The) 2                                                     19,100            345,137
-------------------------------------------------------------------------------------------------------
URS Corp. 2                                                                  29,600            910,200
-------------------------------------------------------------------------------------------------------
Washington Group International, Inc. 2                                       14,300            592,449
                                                                                       ----------------
                                                                                             2,506,016
-------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
Acuity Brands, Inc.                                                          12,800            306,048
-------------------------------------------------------------------------------------------------------
AMETEK, Inc.                                                                  4,900            185,563
-------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., Cl. A                                                13,900            884,874
-------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                         76,600          4,800,522
-------------------------------------------------------------------------------------------------------
Genlyte Group, Inc. (The)                                                     5,100            404,634
-------------------------------------------------------------------------------------------------------
Preformed Line Products Co.                                                     600             20,010
-------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                   112,400          5,196,252
-------------------------------------------------------------------------------------------------------
Thomas & Betts Corp. 2                                                       26,700            830,904
-------------------------------------------------------------------------------------------------------
Woodward Governor Co.                                                         3,800            268,128
                                                                                       ----------------
                                                                                            12,896,935
-------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.1%
3M Co.                                                                      257,200         19,668,084
-------------------------------------------------------------------------------------------------------
General Electric Co.                                                      2,151,900         77,898,780
-------------------------------------------------------------------------------------------------------
Textron, Inc.                                                                87,100          6,562,985
-------------------------------------------------------------------------------------------------------
Tredegar Corp.                                                               13,000            211,380
                                                                                       ----------------
                                                                                           104,341,229
-------------------------------------------------------------------------------------------------------
MACHINERY--1.2%
Alamo Group, Inc.                                                             2,000             38,300
-------------------------------------------------------------------------------------------------------
Albany International Corp., Cl. A                                            26,100            818,496
-------------------------------------------------------------------------------------------------------
American Science & Engineering, Inc. 2                                          600             22,992
-------------------------------------------------------------------------------------------------------
Ampco-Pittsburgh Corp.                                                        6,100             74,603
-------------------------------------------------------------------------------------------------------
Astec Industries, Inc. 2                                                      1,300             30,290
-------------------------------------------------------------------------------------------------------
Bucyrus International, Inc., Cl. A                                           23,400            911,196
-------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                            97,700          8,602,485
-------------------------------------------------------------------------------------------------------
Chicago Bridge & Iron Co. NV                                                 29,400            657,972
-------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                15,900          1,081,200
-------------------------------------------------------------------------------------------------------
Flowserve Corp.                                                              31,700            879,992
-------------------------------------------------------------------------------------------------------
Harsco Corp.                                                                 11,200            600,880
-------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                    10,200            854,964
-------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co., Cl. A                                                    59,200          4,550,704
-------------------------------------------------------------------------------------------------------
Joy Global, Inc.                                                             32,500          1,100,775
-------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                       600             24,000
-------------------------------------------------------------------------------------------------------
Mueller Industries, Inc.                                                     21,300            551,670
-------------------------------------------------------------------------------------------------------
NACCO Industries, Inc., Cl. A                                                 7,100            739,465
-------------------------------------------------------------------------------------------------------
Oshkosh Truck Corp.                                                           7,400            556,110
-------------------------------------------------------------------------------------------------------
Paccar, Inc.                                                                 68,800          4,671,520
-------------------------------------------------------------------------------------------------------
Pall Corp.                                                                   16,900            453,427
-------------------------------------------------------------------------------------------------------
Penn Engineering & Manufacturing Corp.                                        2,200             39,842
-------------------------------------------------------------------------------------------------------
Stewart & Stevenson Services, Inc.                                           41,400            993,600
-------------------------------------------------------------------------------------------------------
Terex Corp. 2                                                                25,900            968,142
-------------------------------------------------------------------------------------------------------


17        |        OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
MACHINERY CONTINUED
Thomas Industries, Inc.                                                       2,200    $        86,834
-------------------------------------------------------------------------------------------------------
Titan International, Inc. 1                                                  16,400            222,220
-------------------------------------------------------------------------------------------------------
Toro Co. (The)                                                               41,900          1,731,308
-------------------------------------------------------------------------------------------------------
Wabash National Corp.                                                        11,600            295,800
                                                                                       ----------------
                                                                                            31,558,787
-------------------------------------------------------------------------------------------------------
MARINE--0.0%
Frozen Food Express Industries, Inc. 2                                        4,400             41,800
-------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.8%
Amerco, Inc.                                                                  2,800            128,632
-------------------------------------------------------------------------------------------------------
Arkansas Best Corp.                                                          27,300            860,769
-------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                          124,400          6,002,300
-------------------------------------------------------------------------------------------------------
CNF Transportation, Inc.                                                     41,800          1,786,950
-------------------------------------------------------------------------------------------------------
CSX Corp.                                                                    33,400          1,340,342
-------------------------------------------------------------------------------------------------------
Dollar Thrifty Automotive Group, Inc. 2                                       8,400            284,340
-------------------------------------------------------------------------------------------------------
Florida East Coast Industries, Inc., Cl. A                                    6,700            285,420
-------------------------------------------------------------------------------------------------------
Hunt (J.B.) Transport Services, Inc.                                          1,500             58,635
-------------------------------------------------------------------------------------------------------
Laidlaw International, Inc. 2                                                82,600          1,849,414
-------------------------------------------------------------------------------------------------------
Mullen Transportation, Inc.                                                  21,000          1,026,385
-------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                      107,700          3,381,780
-------------------------------------------------------------------------------------------------------
Overnite Corp.                                                                9,300            278,814
-------------------------------------------------------------------------------------------------------
Pacer International, Inc. 2                                                  21,200            439,476
-------------------------------------------------------------------------------------------------------
Ryder Systems, Inc.                                                           2,100             77,553
-------------------------------------------------------------------------------------------------------
Swift Transportation Co., Inc. 2                                             50,700          1,081,431
-------------------------------------------------------------------------------------------------------
USF Corp.                                                                    11,300            481,719
-------------------------------------------------------------------------------------------------------
Yellow Roadway Corp. 1,2                                                     12,900            632,100
                                                                                       ----------------
                                                                                            19,996,060
-------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.3%
Applied Industrial Technologies, Inc.                                        44,550          1,242,945
-------------------------------------------------------------------------------------------------------
BlueLinx Holdings, Inc.                                                      58,300            699,600
-------------------------------------------------------------------------------------------------------
GATX Corp.                                                                   51,700          1,691,624
-------------------------------------------------------------------------------------------------------
Lawson Products, Inc.                                                           800             30,824
-------------------------------------------------------------------------------------------------------
UAP Holding Corp. 2                                                         149,300          2,148,427
-------------------------------------------------------------------------------------------------------
United Rentals, Inc. 2                                                       14,300            262,977
-------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                          13,100            724,299
                                                                                       ----------------
                                                                                             6,800,696
-------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.0%
Macquarie Infrastructure Co. Trust 2                                         34,900            951,025
INFORMATION TECHNOLOGY--13.5%
-------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.9%
ADTRAN, Inc.                                                                 66,400          1,376,472
-------------------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 2                                      229,400          1,000,184
-------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. 2                                                     1,469,700         25,396,416
-------------------------------------------------------------------------------------------------------
Comtech Telecommunications Corp. 2                                            6,450            226,460
-------------------------------------------------------------------------------------------------------
Digi International, Inc. 2                                                    7,500             79,875
-------------------------------------------------------------------------------------------------------
Harris Corp.                                                                 24,200            682,440
-------------------------------------------------------------------------------------------------------
Inter-Tel, Inc.                                                              30,700            584,528
-------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                              450,600          6,912,204
-------------------------------------------------------------------------------------------------------


18        |        OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT CONTINUED
Performance Technologies, Inc. 2                                             21,900    $       127,458
-------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                              328,500         11,461,365
-------------------------------------------------------------------------------------------------------
Superior Essex, Inc. 2                                                        3,900             65,130
-------------------------------------------------------------------------------------------------------
Symmetricom, Inc. 2                                                          15,400            158,620
                                                                                       ----------------
                                                                                            48,071,152
-------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.8%
Apple Computer, Inc. 2                                                      268,800          9,692,928
-------------------------------------------------------------------------------------------------------
Dell, Inc. 2                                                                779,900         27,163,917
-------------------------------------------------------------------------------------------------------
Electronics for Imaging, Inc. 2                                              46,500            763,530
-------------------------------------------------------------------------------------------------------
EMC Corp. 2                                                                 355,800          4,668,096
-------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                         577,800         11,827,566
-------------------------------------------------------------------------------------------------------
Hutchinson Technology, Inc. 2                                                 6,500            240,760
-------------------------------------------------------------------------------------------------------
Imation Corp.                                                                33,500          1,168,145
-------------------------------------------------------------------------------------------------------
Intergraph Corp. 2                                                           26,100            771,777
-------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                       457,700         34,959,126
-------------------------------------------------------------------------------------------------------
NCR Corp. 2                                                                  50,600          1,669,800
-------------------------------------------------------------------------------------------------------
Pinnacle Systems, Inc. 2                                                      6,300             31,374
-------------------------------------------------------------------------------------------------------
Storage Technology Corp. 2                                                   50,200          1,395,560
-------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc. 2                                                    610,800          2,217,204
-------------------------------------------------------------------------------------------------------
Western Digital Corp. 2                                                     149,500          1,897,155
                                                                                       ----------------
                                                                                            98,466,938
-------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
Agilent Technologies, Inc. 2                                                  2,700             56,025
-------------------------------------------------------------------------------------------------------
Amphenol Corp., Cl. A                                                        47,600          1,877,344
-------------------------------------------------------------------------------------------------------
Anixter International, Inc. 2                                                 4,600            169,832
-------------------------------------------------------------------------------------------------------
Bell Microproducts, Inc. 2                                                    5,900             47,200
-------------------------------------------------------------------------------------------------------
Checkpoint Systems, Inc. 2                                                    8,000            126,640
-------------------------------------------------------------------------------------------------------
Coherent, Inc. 2                                                             31,700          1,016,936
-------------------------------------------------------------------------------------------------------
Dionex Corp. 2                                                               12,300            528,285
-------------------------------------------------------------------------------------------------------
Electro Scientific Industries, Inc. 2                                         2,600             42,978
-------------------------------------------------------------------------------------------------------
Ingram Micro, Inc., Cl. A 2                                                  66,600          1,109,556
-------------------------------------------------------------------------------------------------------
Jabil Circuit, Inc. 2                                                        12,000            331,200
-------------------------------------------------------------------------------------------------------
Keithley Instruments, Inc.                                                   15,600            216,684
-------------------------------------------------------------------------------------------------------
Mettler-Toledo International, Inc. 2                                          6,000            275,100
-------------------------------------------------------------------------------------------------------
MTS Systems Corp.                                                             8,600            249,056
-------------------------------------------------------------------------------------------------------
Park Electrochemical Corp.                                                   14,100            312,315
-------------------------------------------------------------------------------------------------------
Paxar Corp. 2                                                                35,700            639,744
-------------------------------------------------------------------------------------------------------
PC Connection, Inc. 2                                                         8,300             47,808
-------------------------------------------------------------------------------------------------------
Trimble Navigation Ltd. 2                                                    11,200            385,504
-------------------------------------------------------------------------------------------------------
UNOVA, Inc. 2                                                                17,700            314,352
                                                                                       ----------------
                                                                                             7,746,559
-------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.3%
CyberSource Corp. 2                                                          30,000            182,700
-------------------------------------------------------------------------------------------------------
EarthLink, Inc. 2                                                           163,900          1,504,602
-------------------------------------------------------------------------------------------------------


19        |        OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES CONTINUED
Internet Security Systems, Inc. 2                                            56,400    $     1,096,980
-------------------------------------------------------------------------------------------------------
Interwoven, Inc. 2                                                            3,500             27,020
-------------------------------------------------------------------------------------------------------
j2 Global Communications, Inc. 2                                              5,700            203,604
-------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 2                                                  5,000            217,650
-------------------------------------------------------------------------------------------------------
SonicWALL, Inc. 2                                                            44,400            228,216
-------------------------------------------------------------------------------------------------------
United Online, Inc. 2                                                        91,100            800,769
-------------------------------------------------------------------------------------------------------
WebEx Communications, Inc. 2                                                  1,600             34,912
-------------------------------------------------------------------------------------------------------
Websense, Inc. 2                                                             22,800          1,209,540
-------------------------------------------------------------------------------------------------------
Yahoo!, Inc. 2                                                               50,000          1,725,500
                                                                                       ----------------
                                                                                             7,231,493
-------------------------------------------------------------------------------------------------------
IT SERVICES--0.4%
Automatic Data Processing, Inc.                                              37,000          1,607,280
-------------------------------------------------------------------------------------------------------
CheckFree Corp. 2                                                            11,900            436,492
-------------------------------------------------------------------------------------------------------
CSG Systems International, Inc. 2                                            59,600          1,024,524
-------------------------------------------------------------------------------------------------------
eFunds Corp. 2                                                               46,400          1,014,304
-------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                               216,500          4,189,275
-------------------------------------------------------------------------------------------------------
First Data Corp.                                                             13,500            513,405
-------------------------------------------------------------------------------------------------------
Fiserv, Inc. 2                                                                8,600            363,780
-------------------------------------------------------------------------------------------------------
Information Resources, Inc. 2                                                50,400             34,272
-------------------------------------------------------------------------------------------------------
infoUSA, Inc.                                                                 9,300            102,114
-------------------------------------------------------------------------------------------------------
Keane, Inc. 2                                                                42,300            503,370
-------------------------------------------------------------------------------------------------------
ManTech International Corp. 2                                                25,200            606,060
-------------------------------------------------------------------------------------------------------
Maximus, Inc.                                                                 6,200            190,340
-------------------------------------------------------------------------------------------------------
Perot Systems Corp., Cl. A 2                                                 45,300            572,139
-------------------------------------------------------------------------------------------------------
Sabre Holdings Corp.                                                          3,700             72,372
                                                                                       ----------------
                                                                                            11,229,727
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.9%
ADE Corp. 2                                                                   1,900             40,622
-------------------------------------------------------------------------------------------------------
AMIS Holdings, Inc. 2                                                        10,400            117,104
-------------------------------------------------------------------------------------------------------
Applied Materials, Inc. 2                                                   217,200          3,229,764
-------------------------------------------------------------------------------------------------------
ATMI, Inc. 2                                                                 51,400          1,177,831
-------------------------------------------------------------------------------------------------------
Axcelis Technologies, Inc. 2                                                 70,700            439,047
-------------------------------------------------------------------------------------------------------
Cabot Microelectronics Corp. 2                                                7,500            215,925
-------------------------------------------------------------------------------------------------------
Cascade Microtech, Inc. 2                                                    28,300            305,357
-------------------------------------------------------------------------------------------------------
Cree, Inc. 2                                                                 14,000            338,660
-------------------------------------------------------------------------------------------------------
Cymer, Inc. 2                                                                12,200            302,438
-------------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp. 2                                                 2,900             34,771
-------------------------------------------------------------------------------------------------------
DSP Group, Inc. 2                                                            21,500            518,150
-------------------------------------------------------------------------------------------------------
Entegris, Inc. 2                                                             14,500            124,845
-------------------------------------------------------------------------------------------------------
FEI Co. 2                                                                     9,200            165,876
-------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Cl. B 2                                       38,082            718,227
-------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc. 2                                        122,100          1,306,470
-------------------------------------------------------------------------------------------------------
Intel Corp.                                                               1,939,200         45,609,984
-------------------------------------------------------------------------------------------------------


20        |        OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
International Rectifier Corp. 2                                               8,200    $       348,828
-------------------------------------------------------------------------------------------------------
KLA-Tencor Corp. 2                                                            7,800            304,356
-------------------------------------------------------------------------------------------------------
Lam Research Corp. 2                                                         46,200          1,185,030
-------------------------------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 2                                            20,000            234,600
-------------------------------------------------------------------------------------------------------
Micrel, Inc. 2                                                              116,500          1,095,100
-------------------------------------------------------------------------------------------------------
Microsemi Corp. 2                                                            17,900            302,868
-------------------------------------------------------------------------------------------------------
Mykrolis Corp. 2                                                             19,000            242,250
-------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                 26,300            501,804
-------------------------------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1,2                                            70,800            991,200
-------------------------------------------------------------------------------------------------------
PDF Solutions, Inc. 2                                                        10,500            138,915
-------------------------------------------------------------------------------------------------------
Siliconix, Inc. 2                                                               300              9,891
-------------------------------------------------------------------------------------------------------
Skyworks Solutions, Inc. 2                                                   47,500            248,900
-------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                     463,500         11,568,960
-------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 2                            34,400          1,282,776
                                                                                       ----------------
                                                                                            73,100,549
-------------------------------------------------------------------------------------------------------
SOFTWARE--3.9%
Activision, Inc. 2                                                           25,467            368,248
-------------------------------------------------------------------------------------------------------
Adobe Systems, Inc.                                                          29,100          1,730,577
-------------------------------------------------------------------------------------------------------
Ansoft Corp. 2                                                                2,100             48,720
-------------------------------------------------------------------------------------------------------
Ansys, Inc. 2                                                                37,900          1,153,676
-------------------------------------------------------------------------------------------------------
Ascential Software Corp. 2                                                    7,100            131,137
-------------------------------------------------------------------------------------------------------
Aspect Communications Corp. 2                                                   503              4,281
-------------------------------------------------------------------------------------------------------
Aspen Technology, Inc. 2                                                     22,100             99,450
-------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                               41,600          1,324,128
-------------------------------------------------------------------------------------------------------
BEA Systems, Inc. 2                                                          49,100            338,790
-------------------------------------------------------------------------------------------------------
Blackbaud, Inc.                                                               3,600             46,980
-------------------------------------------------------------------------------------------------------
Borland Software Corp. 2                                                    100,700            585,067
-------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 2                                               50,900            712,600
-------------------------------------------------------------------------------------------------------
Compuware Corp. 2                                                            51,700            307,615
-------------------------------------------------------------------------------------------------------
Entrust Technologies, Inc. 2                                                 13,900             52,542
-------------------------------------------------------------------------------------------------------
ePlus, inc. 2                                                                 9,800            107,310
-------------------------------------------------------------------------------------------------------
FactSet Research Systems, Inc.                                                9,200            255,392
-------------------------------------------------------------------------------------------------------
FileNet Corp. 2                                                              37,400            991,100
-------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp. 2                                                   22,200            902,874
-------------------------------------------------------------------------------------------------------
Informatica Corp. 2                                                          36,100            279,053
-------------------------------------------------------------------------------------------------------
Kronos, Inc. 2                                                                7,300            285,065
-------------------------------------------------------------------------------------------------------
McAfee, Inc. 2                                                               56,500          1,181,415
-------------------------------------------------------------------------------------------------------
MICROS Systems, Inc. 2                                                        1,300             51,545
-------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                           2,554,700         64,633,910
-------------------------------------------------------------------------------------------------------
Oracle Corp. 2                                                            1,556,400         17,991,984
-------------------------------------------------------------------------------------------------------
Parametric Technology Corp. 2                                               248,600          1,322,552
-------------------------------------------------------------------------------------------------------
Progress Software Corp. 2                                                    39,300          1,048,524
-------------------------------------------------------------------------------------------------------
Quest Software, Inc. 2                                                       20,900            247,874
-------------------------------------------------------------------------------------------------------
Reynolds & Reynolds Co., Cl. A                                                4,600            121,302
-------------------------------------------------------------------------------------------------------


21        |        OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
SOFTWARE CONTINUED
Synopsys, Inc. 2                                                            109,500    $     1,800,180
-------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 2                                        19,350            455,306
-------------------------------------------------------------------------------------------------------
THQ, Inc. 2                                                                  16,000            403,520
-------------------------------------------------------------------------------------------------------
Transaction Systems Architects, Inc., Cl. A 2                                58,000          1,202,340
-------------------------------------------------------------------------------------------------------
Veritas Software Corp. 2                                                     37,900            780,361
-------------------------------------------------------------------------------------------------------
Wind River Systems, Inc. 2                                                    4,900             63,602
-------------------------------------------------------------------------------------------------------
Witness Systems, Inc. 2                                                      13,900            244,779
                                                                                       ----------------
                                                                                           101,273,799
MATERIALS--3.6%
-------------------------------------------------------------------------------------------------------
CHEMICALS--2.4%
Agrium, Inc.                                                                 80,100          1,425,780
-------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                               58,700          3,447,451
-------------------------------------------------------------------------------------------------------
Compass Minerals International, Inc.                                         25,000            603,750
-------------------------------------------------------------------------------------------------------
Crompton Corp.                                                               63,900            897,795
-------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                            290,800         13,356,444
-------------------------------------------------------------------------------------------------------
E.I. DuPont de Nemours & Co.                                                380,000         17,901,800
-------------------------------------------------------------------------------------------------------
Eastman Chemical Co.                                                         32,700          1,765,800
-------------------------------------------------------------------------------------------------------
FMC Corp. 2                                                                  35,800          1,754,200
-------------------------------------------------------------------------------------------------------
Fuller (H.B.) Co.                                                            18,400            557,888
-------------------------------------------------------------------------------------------------------
Georgia Gulf Corp.                                                           21,500            793,565
-------------------------------------------------------------------------------------------------------
Great Lakes Chemical Corp.                                                    1,700             52,768
-------------------------------------------------------------------------------------------------------
MacDermid, Inc.                                                              29,200            886,220
-------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                 93,200          5,463,384
-------------------------------------------------------------------------------------------------------
NL Industries, Inc.                                                          19,100            307,128
-------------------------------------------------------------------------------------------------------
OM Group, Inc. 2                                                             20,200            443,188
-------------------------------------------------------------------------------------------------------
PolyOne Corp. 2                                                              27,600            213,072
-------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                         87,700          5,924,135
-------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                             112,000          4,889,920
-------------------------------------------------------------------------------------------------------
Sigma-Aldrich Corp.                                                           4,600            268,778
-------------------------------------------------------------------------------------------------------
Stepan Co.                                                                    3,300             71,148
-------------------------------------------------------------------------------------------------------
Valhi, Inc.                                                                   3,300             59,433
-------------------------------------------------------------------------------------------------------
Wellman, Inc.                                                                21,100            227,036
                                                                                       ----------------
                                                                                            61,310,683
-------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.2%
Eagle Materials, Inc.                                                        11,600            872,900
-------------------------------------------------------------------------------------------------------
Eagle Materials, Inc., Cl. B                                                  3,601            263,737
-------------------------------------------------------------------------------------------------------
Lafarge North America, Inc.                                                  14,200            788,242
-------------------------------------------------------------------------------------------------------
Martin Marietta Materials, Inc.                                              33,500          1,842,165
-------------------------------------------------------------------------------------------------------
Texas Industries, Inc.                                                        2,100             96,978
-------------------------------------------------------------------------------------------------------
Vulcan Materials Co.                                                         11,700            620,568
                                                                                       ----------------
                                                                                             4,484,590
-------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.2%
Ball Corp.                                                                   19,000            750,500
-------------------------------------------------------------------------------------------------------
Caraustar Industries, Inc. 2                                                 17,000            151,980
-------------------------------------------------------------------------------------------------------
Crown Holdings, Inc. 2                                                       56,600            851,830
-------------------------------------------------------------------------------------------------------
Greif, Inc., Cl. A                                                           17,300          1,200,101
-------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. 2                                                       74,900          1,836,548
-------------------------------------------------------------------------------------------------------


22        |        OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING CONTINUED
Silgan Holdings, Inc.                                                        19,500    $     1,193,010
-------------------------------------------------------------------------------------------------------
Temple-Inland, Inc.                                                           4,800            162,000
                                                                                       ----------------
                                                                                             6,145,969
-------------------------------------------------------------------------------------------------------
METALS & MINING--0.7%
Alcoa, Inc.                                                                  17,900            519,458
-------------------------------------------------------------------------------------------------------
Aleris International, Inc. 2                                                 14,100            302,586
-------------------------------------------------------------------------------------------------------
Carpenter Technology Corp.                                                   25,400          1,404,620
-------------------------------------------------------------------------------------------------------
Commercial Metals Co.                                                        35,200            897,952
-------------------------------------------------------------------------------------------------------
CONSOL Energy, Inc.                                                          12,100            523,204
-------------------------------------------------------------------------------------------------------
Inmet Mining Corp. 2                                                         43,600            556,131
-------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                  50,600          2,585,660
-------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc. 2                                                   24,500            407,435
-------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                           70,800          6,078,180
-------------------------------------------------------------------------------------------------------
Quanex Corp.                                                                 23,600          1,190,856
-------------------------------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                                                28,100          1,060,213
-------------------------------------------------------------------------------------------------------
Schnitzer Steel Industries, Inc.                                             14,900            366,987
-------------------------------------------------------------------------------------------------------
Southern Peru Copper Corp. 1                                                 28,600          1,462,604
-------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc.                                                         12,400            337,032
-------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                     9,100            389,116
-------------------------------------------------------------------------------------------------------
USEC, Inc.                                                                    5,400             71,010
-------------------------------------------------------------------------------------------------------
Worthington Industries, Inc.                                                 10,800            175,608
                                                                                       ----------------
                                                                                            18,328,652
-------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.1%
Buckeye Technologies, Inc. 2                                                 10,200             80,580
-------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp.                                                        25,100            860,177
-------------------------------------------------------------------------------------------------------
Glatfelter                                                                   16,900            201,617
-------------------------------------------------------------------------------------------------------
International Paper Co.                                                      11,100            380,619
-------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                      43,100          1,060,260
-------------------------------------------------------------------------------------------------------
Pope & Talbot, Inc.                                                           8,100            105,705
-------------------------------------------------------------------------------------------------------
Potlatch Corp.                                                                9,800            462,854
                                                                                       ----------------
                                                                                             3,151,812
TELECOMMUNICATION SERVICES--2.8%
-------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.1%
Alltel Corp.                                                                 22,000          1,253,120
-------------------------------------------------------------------------------------------------------
BellSouth Corp.                                                             206,900          5,480,781
-------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                             68,900          2,114,541
-------------------------------------------------------------------------------------------------------
Commonwealth Telephone Enterprises, Inc. 2                                    7,200            334,512
-------------------------------------------------------------------------------------------------------
North Pittsburgh Systems, Inc.                                               21,600            390,528
-------------------------------------------------------------------------------------------------------
Premiere Global Services, Inc. 2                                             43,600            470,880
-------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                    651,600         15,508,080
-------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                 53,200          1,184,232
-------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                775,500         27,762,900
                                                                                       ----------------
                                                                                            54,499,574
-------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.7%
AT&T Corp.                                                                  188,900          3,613,657
-------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., Cl. A 2                                        438,600         12,276,414
-------------------------------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                                                1,500            115,785
-------------------------------------------------------------------------------------------------------


23        |        OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
United States Cellular Corp. 2                                                2,200    $       101,640
                                                                                       ----------------
                                                                                            16,107,496
UTILITIES--3.1%
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.7%
ALLETE, Inc.                                                                 15,400            641,718
-------------------------------------------------------------------------------------------------------
American Electric Power Co., Inc.                                           145,000          5,106,900
-------------------------------------------------------------------------------------------------------
Canadian Hydro Developers, Inc. 2                                           280,000            912,342
-------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc.                                                     33,900            401,376
-------------------------------------------------------------------------------------------------------
CH Energy Group, Inc.                                                        20,500            874,325
-------------------------------------------------------------------------------------------------------
CMS Energy Corp.                                                             42,600            550,392
-------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                             26,100          1,371,816
-------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                     58,300          4,395,820
-------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                           185,800          5,423,502
-------------------------------------------------------------------------------------------------------
Edison International, Inc.                                                  198,000          7,187,400
-------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                53,900          3,950,870
-------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                154,700          7,657,650
-------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                            34,300          1,492,736
-------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                             191,100          7,800,702
-------------------------------------------------------------------------------------------------------
Green Mountain Power Corp.                                                    2,800             83,580
-------------------------------------------------------------------------------------------------------
NRG Energy, Inc. 2                                                           33,300          1,035,630
-------------------------------------------------------------------------------------------------------
NSTAR, Inc.                                                                   7,700            416,878
-------------------------------------------------------------------------------------------------------
Ormat Technologies, Inc.                                                    203,500          3,184,775
-------------------------------------------------------------------------------------------------------
Pepco Holdings, Inc.                                                          1,100             23,837
-------------------------------------------------------------------------------------------------------
PG&E Corp.                                                                  183,300          6,364,176
-------------------------------------------------------------------------------------------------------
PNM Resources, Inc.                                                          26,900            743,785
-------------------------------------------------------------------------------------------------------
PPL Corp.                                                                     3,600            195,336
-------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                        76,200          4,427,220
-------------------------------------------------------------------------------------------------------
Southern Co.                                                                 34,100          1,123,595
-------------------------------------------------------------------------------------------------------
TXU Corp.                                                                    42,000          3,603,180
-------------------------------------------------------------------------------------------------------
Wisconsin Energy Corp.                                                       15,900            560,634
                                                                                       ----------------
                                                                                            69,530,175
-------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.4%
Atmos Energy Corp.                                                           67,500          1,775,250
-------------------------------------------------------------------------------------------------------
Chesapeake Utilities Corp.                                                    3,800            103,094
-------------------------------------------------------------------------------------------------------
Energen Corp.                                                                 2,600            161,070
-------------------------------------------------------------------------------------------------------
New Jersey Resources Corp.                                                    4,800            208,128
-------------------------------------------------------------------------------------------------------
Nicor, Inc.                                                                   5,600            207,032
-------------------------------------------------------------------------------------------------------
ONEOK, Inc.                                                                  23,200            669,552
-------------------------------------------------------------------------------------------------------
Peoples Energy Corp.                                                          4,400            174,240
-------------------------------------------------------------------------------------------------------
Sempra Energy                                                               127,900          5,164,602
-------------------------------------------------------------------------------------------------------
Southwest Gas Corp.                                                          13,000            318,110
-------------------------------------------------------------------------------------------------------
UGI Corp.                                                                     3,700            185,851
-------------------------------------------------------------------------------------------------------
WGL Holdings, Inc.                                                           20,500            621,355
                                                                                       ----------------
                                                                                             9,588,284
-------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.0%
Avista Corp.                                                                 13,800            231,702
-------------------------------------------------------------------------------------------------------
Energy East Corp.                                                               100              2,602
-------------------------------------------------------------------------------------------------------
MDU Resources Group, Inc.                                                    14,500            391,935
-------------------------------------------------------------------------------------------------------


24        |        OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER CONTINUED
Sierra Pacific Resources 1,2                                                 76,600    $       828,812
                                                                                       ----------------
                                                                                             1,455,051
                                                                                       ----------------
Total Common Stocks (Cost $2,418,394,592)                                                2,530,538,140


                                                                          PRINCIPAL
                                                                             AMOUNT
-------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.8%
-------------------------------------------------------------------------------------------------------
Undivided interest of 3.50% in joint repurchase agreement
(Principal Amount/Value $1,318,039,000, with a maturity value of $1,318,355,329) with UBS Warburg LLC, 2.88%, dated 4/29/05, to be repurchased at $46,145,072 on 5/2/05, collateralized by
Federal National Mortgage Assn., 5%--6%, 3/1/34--8/1/34, with
a value of $1,345,611,059 (Cost $46,134,000)                           $ 46,134,000         46,134,000
-------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $2,464,528,592)                            2,576,672,140
-------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED--0.4%
-------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.4%
Undivided interest of 0.27% in joint repurchase agreement
(Principal Amount/Value $3,500,000,000, with a maturity value of
$3,501,158,889) with Nomura Securities, 2.98%, dated 4/29/05, to be repurchased at $9,392,155 on 5/2/05, collateralized by U.S.
Agency Mortgages, 0%-7%, 1/15/08-3/15/46 with a value
of $3,633,391,066 4                                                       9,389,823          9,389,823
-------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTES--0.0%
Bear Stearns, 3.18%, 5/2/05 4                                               250,000            250,000
                                                                                       ----------------
Total Investments Purchased with Cash Collateral from
Securities Loaned (Cost $9,639,823)                                                          9,639,823

-------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $2,474,168,415)                             100.9%     2,586,311,963
-------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                          (0.9)       (24,100,981)

                                                                       --------------------------------
NET ASSETS                                                                    100.0%   $ 2,562,210,982
                                                                       ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Partial or fully-loaned security--See accompanying Notes to Quarterly Statement of Investments.

2.    Non-income producing security.

3. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of April 30, 2005 was $1,309,586, which represents 0.05% of the Fund's net assets, of which $1,309,586 is considered restricted. See accompanying Notes to Quarterly Statement of Investments.

4. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $2,486,644,956
                                              ===============

Gross unrealized appreciation                 $  176,307,773
Gross unrealized depreciation                    (76,640,766)
                                              ---------------
Net unrealized appreciation                   $   99,667,007
                                              ===============


25        |        OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ILLIQUID OR RESTRICTED SECURITIES. As of April 30, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                                                                  UNREALIZED
                               ACQUISITION                 VALUATION AS OF      APPRECIATION
SECURITY                             DATES         COST     APRIL 30, 2005    (DEPRECIATION)
---------------------------------------------------------------------------------------------
Mission Oil & Gas, Inc.            1/19/05    $ 401,683         $  385,352       $   (16,331)
ProspEx Resources Ltd.            11/18/04      112,978            114,190             1,212
Tusk Energy Corp.                 11/16/04      463,330            810,044           346,714


26        |        OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

SECURITIES LENDING. The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of April 30, 2005, the Fund had on loan securities valued at $9,480,337. Collateral of $9,639,823 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.


27        |        OPPENHEIMER MAIN STREET OPPORTUNITY FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a)  Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. Oppenheimer Main Street Opportunity Fund

By:       /S/ JOHN V. MURPHY
          ----------------------------
          John V. Murphy
          Principal Executive Officer
Date:     June 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /S/ JOHN V. MURPHY
          ----------------------------
          John V. Murphy
          Principal Executive Officer
Date:     June 15, 2005

By:       /S/ BRIAN W. WIXTED
          ----------------------------
          Brian W. Wixted
          Chief Financial Officer
Date:     June 15, 2005

Exhibit 99.CERT
Section 302 Certifications

                                 CERTIFICATIONS

I, JOHN V. MURPHY, certify that:
   --------------

     1. I have reviewed this report on Form N-Q of Oppenheimer Main Street Opportunity Fund;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

               (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

               (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

               (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

               (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing the equivalent functions):

               (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

               (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

/S/ JOHN V. MURPHY
----------------------------
John V. Murphy
Principal Executive Officer
Date: June 15, 2005

                                                                 Exhibit 99.CERT
Section 302 Certifications

                                 CERTIFICATIONS

I, BRIAN W. WIXTED, certify that:
   ---------------

     1. I have reviewed this report on Form N-Q of Oppenheimer Main Street Opportunity Fund;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

               (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

               (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

               (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

               (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing the equivalent functions):

               (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

               (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

/S/ BRIAN W. WIXTED
----------------------------
Brian W. Wixted
Chief Financial Officer
Date: June 15, 2005